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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             CinFin Capital Management
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           28-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    James G. Miller
Title:   President
Phone:   (513) 870-2632

Signature, Place and Date of Signing:

       /s/James G. Miller        Fairfield, Ohio         November 12, 2001
       -----------------      ---------------------    ----------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     0
                                                  -------
Form 13F Information Table Entry Total:              35
                                                  -------
Form 13F Information Table Value Total:           163,760
                                                  -------
List of Other Included Managers:  None


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
                                        Column 2        Column 3          Column 4   Column 5    SH/PRN
                                     TITLE OF CLASS       CUSIP           FMV(000)    SHARES
Alliance Capital Mgmt Hldg               Common         01855A101             654      14,300      SH
Alltel Corp                              Common         020039103          14,558     251,224      SH
American Home Products                   Common         026609107          25,295     434,250      SH
BB & T Corp                              Common         054937107             448      12,300      SH
Broadwing Inc                            Common         111620100             331      21,200      SH
ChevronTexaco Corporation                Common         166764100           4,907      57,900      SH
Chubb Corp                               Common         171232101             600       8,400      SH
Cincinnati Financial Corp                Common         172062101          24,240     582,417      SH
Cinergy Corp                             Common         172474108           1,235      40,000      SH
Coca Cola Company                        Common         191216100           1,507      32,162      SH
Convergys Corp                           Common         212485106             579      21,200      SH
Duke Energy Corp                         Common         264399106             917      24,230      SH
Exxon  Mobil Corporation                 Common         30231G102          25,307     642,306      SH
Fifth Third Bancorp                      Common         316773100           6,741     109,650      SH
Fortune Brands Inc                       Common         349631101           1,106      33,000      SH
General Electric Co.                     Common         369604103             779      20,952      SH
Guidant Corporation                      Common         401698105             581      15,100      SH
H J Heinz Company                        Common         423074103           1,214      28,800      SH
Household International                  Common         441815107           4,928      87,400      SH
Intel Corp                               Common         458140100             355      17,376      SH
Johnson & Johnson                        Common         478160104             803      14,500      SH
Medtronic Inc                            Common         585055106             787      18,100      SH
Merck & Company                          Common         589331107          16,963     254,700      SH
Microsoft Corp                           Common         594918104             670      13,100      SH
Molex Inc                                Common         608554200           4,090     168,300      SH
National City Corporation                Common         635405103           2,559      85,440      SH
Northern Trust                           Common         665859104           2,099      40,000      SH
Pfizer Inc                               Common         717081103             753      18,775      SH
Piedmont Natural Gas                     Common         720186105             246       7,902      SH
PNC Financial Services                   Common         693475105           2,233      39,000      SH
Procter & Gamble                         Common         742718109           7,556     103,800      SH
SBC Communications Inc                   Common         78387G103             468       9,926      SH
U S Bancorp                              Common         902973304           6,670     300,700      SH
United Parcel Service                    Common         911312106             839      16,150      SH
Wells Fargo & Co                         Common         949746101             742      16,700      SH
                                                                          163,760   3,561,260


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

Column 1                                Column 6        Column 7         Column 5  Shared              None
NAME OF ISSUER                       INVESTMENT DIS     OTH MGRS          SHARES
Alliance Capital Mgmt Hldg               Common                            14,300      -                 -
Alltel Corp                              Common                           251,224      -                 -
American Home Products                   Common                           434,250      -                 -
BB & T Corp                              Common                            12,300      -                 -
Broadwing Inc                            Common                            21,200      -                 -
ChevronTexaco Corporation                Common                            57,900      -                 -
Chubb Corp                               Common                             8,400      -                 -
Cincinnati Financial Corp                Common                           582,417      -                 -
Cinergy Corp                             Common                            40,000      -                 -
Coca Cola Company                        Common                            32,162      -                 -
Convergys Corp                           Common                            21,200      -                 -
Duke Energy Corp                         Common                            24,230      -                 -
Exxon  Mobil Corporation                 Common                           642,306      -                 -
Fifth Third Bancorp                      Common                           109,650      -                 -
Fortune Brands Inc                       Common                            33,000      -                 -
General Electric Co.                     Common                            20,952      -                 -
Guidant Corporation                      Common                            15,100      -                 -
H J Heinz Company                        Common                            28,800      -                 -
Household International                  Common                            87,400      -                 -
Intel Corp                               Common                            17,376      -                 -
Johnson & Johnson                        Common                            14,500      -                 -
Medtronic Inc                            Common                            18,100      -                 -
Merck & Company                          Common                           254,700      -                 -
Microsoft Corp                           Common                            13,100      -                 -
Molex Inc                                Common                           168,300      -                 -
National City Corporation                Common                            85,440      -                 -
Northern Trust                           Common                            40,000      -                 -
Pfizer Inc                               Common                            18,775      -                 -
Piedmont Natural Gas                     Common                             7,902      -                 -
PNC Financial Services                   Common                            39,000      -                 -
Procter & Gamble                         Common                           103,800      -                 -
SBC Communications Inc                   Common                             9,926      -                 -
U S Bancorp                              Common                           300,700      -                 -
United Parcel Service                    Common                            16,150      -                 -
Wells Fargo & Co                         Common                            16,700      -                 -
                                                                        3,561,260